Leases (Tables)	6 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Schedule of Balance Sheets Classification of Leases

The following table shows the lease balance sheet classification of leases for the quarter ended December 31, 2022 (in thousands):

(in thousands)	December 31, 2022
Assets
Operating lease right-of-use assets, net of accumulated amortization	$213
Liabilities
Current	$129
Operating lease liabilities, current
Non-current
Operating lease liabilities, non-current	$100
Total lease liabilities	$229

Schedule of lease cost

The following table shows the lease costs for the six months ended December 31, 2022 (in thousands):

Lease costs (in thousands)	Statement of operations classification	December 31, 2022
Operating lease costs	Operating expenses: research and development	$72
Short term lease costs	Operating expenses: research and development	$8
Short term lease costs	Operating expenses: general and administrative	$24
Short term lease costs	Cost of goods sold	$183
Total lease costs		$287

Other information	December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities (in thousands)	$72

Remaining lease term - operating leases (in years)	1.9
Discount rate - operating leases	10%

Schedule of payments for noncancelable leases

The future minimum payments for noncancelable leases with terms in excess of one year as of December 31, 2022 are payable as follows (in thousands):

2023	$84
2024	$157
2025	$46
Total	$287

The Company recognized rent expense of $0.2 million and $0.1 million during the three months ended December 31, 2022 and 2021, respectively, and $0.3 million and $0.2 million during the six months ended December 31, 2022 and 2021, respectively.